Organization (Details)	0 Months Ended	1 Months Ended		4 Months Ended		12 Months Ended
	Dec. 07, 2009	Mar. 31, 2011	Feb. 28, 2011	Dec. 31, 2009	Dec. 31, 2009	Dec. 31, 2010
Organization (Textual)
Reverse stock split, Description		1:50	1:50	1:50	1:50	1:50
Restricted shares of CCGI's common stock issued to the CCI Shareholders	10,000,000
Preferred stock shares issued under share exchange agreement	10,000,000